Debt Maturities of Debt (Details) (Debt and Capital Lease Obligations [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2014
Debt and Capital Lease Obligations [Member]
Debt Instrument [Line Items]
2015	$ 34
2016	14
2017	1
2018	401
2019	1
Thereafter	2,002
Total	$ 2,453